Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000879947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPAX
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPCX
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPYX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEAX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBECX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEYX
Managers Short Duration Government Fund (Prospectus Summary) | Managers Short Duration Government Fund | Managers Short Duration Government Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSDX
Managers Intermediate Duration Government Fund (Prospectus Summary) | Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGIDX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHAX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHCX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHYX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDAX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDBX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDCX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDYX